COSTS OF SALES	12 Months Ended
Dec. 31, 2021
COSTS OF SALES
COSTS OF SALES

20— COSTS OF SALES

Costs of sales consist of the following:

	2021	2020	2019
Direct costs of sales	(16,199)	(14,058)	(14,919)
Indirect costs of sales	(9,443)	(9,225)	(8,990)
Total costs of sales	(25,643)	(23,283)	(23,909)